Commitments and Contingencies	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies:

16.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the offshore drilling business.

As part of the Company's normal course of operations, the Company's customer may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

HPOR Servicos De Consultaria Ltda ("HPOR") on September 1, 2016, commenced arbitration proceedings against, amongst others, the Company seeking payment of certain commissions that HPOR is alleging were due by, amongst others, the Company for certain agency and marketing services provided for the Ocean Rig Mykonos and the Ocean Rig Corcovado drilling units. The Company is disputing such allegations and has counterclaimed repayment of the commission already paid to HPOR. On March 7, 2018, the Tribunal issued awards in each of the references disallowing HPOR's claims and allowing the counterclaims brought by the Company. HPOR filed an application with the Court of Appeals in the U.K. (the "U.K. Court of Appeals") for leave to appeal the arbitration awards, for which the U.K. Court of Appeals has granted permission. A hearing of HPOR’s appeal has been listed for October 31, 2018.

On December 22, 2016, Mayze Services Limited ("Mayze") issued a claim before the English High Court of Justice against the Company and others seeking payment of GBP 5,230,074 in respect of fees allegedly owed in connection with marketing services provided by Mayze to the Company. The Company is in the process of defending these proceedings. As of March 31, 2018, a provision of $4,000 has been recorded under "Legal settlements and other, net", in the accompanying unaudited interim condensed consolidated statements of operations.

On August 31, 2017, a complaint was filed in the High Court of the Republic of the Marshall Islands (Civil Action No. 2017-198) by certain of the Company's creditors against, among others, two subsidiaries of the Company, two of the Company's executive officers up to December 31, 2017 – which currently are directors, the Company's manager TMS Offshore Services Ltd. and other parties. The plaintiffs purport to allege nine causes of action, including claims for avoidance and recovery of actual and/or constructive fraudulent conveyances under common law or 6 Del. Code §§ 1304(A)(1), 1305, 1307, and 1308; aiding and abetting fraudulent conveyances; and declaratory judgment under 30 MIRC § 202. All defendants moved to dismiss the case on October 31, 2017 and that motion has been briefed. The Court held oral argument on June 6, 2018, and ordered the parties to submit supplemental briefs crystallizing argument made to the Court by July 17, 2018, with responses due August 14, 2018. Oral argument is to be held on August 29, 2018, unless the Court should advise counsel by August 17, 2018 that further argument is not required. The Company is not in a position at this time to express an opinion as to the ultimate outcome of this matter, or to provide an estimate on the amount or range of any potential loss.

On September 22, 2017, the Restructuring Effective Date, a shareholder filed an appeal of certain orders of the bankruptcy court to the United States District Court for the Southern District of New York. On April 5, 2018, our motion to dismiss the appeal was granted. On May 4, 2018, the shareholder filed an appeal to the United States Court of Appeals for the Second Circuit.

On the Restructuring Effective Date, the Company funded a preserved claims trust, or PCT.  The PCT was established to preserve, for the benefit of Scheme Creditors, any causes of action held by the Company, Agon Shipping Inc. and/or Ocean Rig Investments Inc. arising from the facts and circumstances identified in the draft complaint prepared by certain of the Company's creditors referenced above.  If the trustees under the PCT determine that there is merit to any such claims, the trustees may take legal action for the benefit of all of the scheme creditors in the Restructuring.

Except for the matters discussed above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

16.2 Purchase Obligations:

The following table sets forth the contractual purchase obligations of certain of the Company's subsidiaries for the Ocean Rig Santorini and the Ocean Rig Crete, as of June 30, 2018 and for each calendar year ending 2018 and thereafter:

	2018	2019	2020	2023	2024	Total
Drilling units building contracts	$22,250	$12,000	$10,250	$360,431	$520,165	$925,096
Total obligations	$22,250	$12,000	$10,250	$360,431	$520,165	$925,096

The payments above reflect certain installments that will be financed by non-recourse seller's credit that mature in 2023 and 2024 respectively.